Share-Based Compensation (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended	29 Months Ended
	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Number of shares outstanding	55,000	55,000	55,000	55,000
Number of Shares Granted	20,000	0	0	5,000
Number of Shares Exercised		0	0	0
Number of shares cancelled		0	0	0
Number of shares outstanding		55,000	55,000	60,000
Number of Shares Exercisable at June 30, 2012				34,700
Weighted Average Exercise Price Per Share Outstanding, Beginning	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Granted		$ 0.001	$ 0	$ 0.001
Weighted Average Exercise Price per Share Exercised		$ 0	$ 0	$ 0
Weighted Average Exercise Price price share cancelled		$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share Outstanding, Ending		$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Exercisable at June 30, 2012				$ 0.001
Weighted Average Remaining Contractual Term (in Years) Outstanding		6 years 2 months 19 days	4 years 6 months 14 days	4 years 1 month 20 days
Weighted Average Remaining Contractual Term (in Years) Exercisable at June 30, 2012				4 years 1 month 20 days
Aggregate Intrinsic Value Outstanding		$ 530,624	$ 462,106	$ 578,940
Aggregate Intrinsic Value Exercisable at June 30, 2012				$ 334,820